Summary of Significant Accounting Policies - Research and Development Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Research and development expense	$ 48	$ 41	$ 31